RELATED PARTIES - TRANSACTIONS AND BALANCES (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Key management:
Payables and accrued expenses	$ 87	$ 244
Severance pay obligations	81	70
Provision for vacation	201	194
Directors fee and services	$ 105	$ 106